Segment Information (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	May 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total operating revenues		$ 211,032	$ 125,564
Depreciation and amortization		(56,284)	(36,866)
Other operating expenses		(122,165)	(115,230)
Impairment of long-term assets		(41,597)	0
Other operating gains (note 18)		14,443	111,366
Operating (loss)/income		5,429	84,834
Inter segment and segment operating income/(loss)		5,429	84,834
Equity in net losses of affiliates		(39,869)	(6,215)
Total assets		4,624,297		$ 4,806,595
Investments in affiliates		522,538		571,782
Operating Segments | Vessel Operations
Segment Reporting Information [Line Items]
Total operating revenues		101,984	106,987
Depreciation and amortization		(32,182)	(32,775)
Other operating expenses		(93,305)	(103,058)
Impairment of long-term assets		(41,597)	0
Other operating gains (note 18)		9,260	10,000
Operating (loss)/income		(55,840)	(18,846)
Inter segment and segment operating income/(loss)		(55,498)	(18,641)
Equity in net losses of affiliates		(28,946)	8,693
Total assets		2,683,867		2,990,506
Investments in affiliates		259,012		305,631
Operating Segments | FLNG
Segment Reporting Information [Line Items]
Total operating revenues		109,048	18,577
Depreciation and amortization		(24,102)	(4,091)
Other operating expenses		(28,860)	(12,172)
Impairment of long-term assets		0	0
Other operating gains (note 18)		5,183	101,366
Operating (loss)/income		61,269	103,680
Inter segment and segment operating income/(loss)		61,269	103,680
Equity in net losses of affiliates		0	(2,047)
Total assets		1,682,697		1,555,389
Investments in affiliates		0		0
Operating Segments | Power
Segment Reporting Information [Line Items]
Total operating revenues		0	0
Depreciation and amortization		0	0
Other operating expenses		0	0
Impairment of long-term assets		0	0
Other operating gains (note 18)		0	0
Operating (loss)/income		0	0
Inter segment and segment operating income/(loss)		0	0
Equity in net losses of affiliates		(10,923)	(12,861)
Total assets		263,526		266,151
Investments in affiliates		263,526		266,151
Intersegment Eliminations
Segment Reporting Information [Line Items]
Total operating revenues		0	0
Depreciation and amortization		0	0
Other operating expenses		0	0
Impairment of long-term assets		0	0
Other operating gains (note 18)		0	0
Operating (loss)/income		0	0
Inter segment and segment operating income/(loss)		(342)	(205)
Equity in net losses of affiliates		0	0
Total assets		(5,793)		(5,451)
Investments in affiliates		0		$ 0
Intersegment Eliminations | Vessel Operations
Segment Reporting Information [Line Items]
Inter segment and segment operating income/(loss)		342	205
Intersegment Eliminations | FLNG
Segment Reporting Information [Line Items]
Inter segment and segment operating income/(loss)		0	0
Intersegment Eliminations | Power
Segment Reporting Information [Line Items]
Inter segment and segment operating income/(loss)		$ 0	$ 0
OLT Offshore LNG Toscana
Segment Reporting Information [Line Items]
Impairment losses, investments	$ 7,300